Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.78%
	Asset Management - 2.26%
6,781	Virtus Investment Partners, Inc.	$1,395,055

	Automotive - 8.79%
153,662	Commercial Vehicle Group, Inc. (a)	1,613,451
66,181	Goodyear Tire & Rubber Co. (a)	1,064,191
72,298	Miller Industries, Inc.	2,742,986
		5,420,628
	Banking - 24.95%
27,451	C&F Financial Corp.	1,543,570
36,115	Capstar Financial Holdings, Inc.	537,391
166,195	Carter Bankshares, Inc. (a)	2,441,404
12,541	First Bancorp	414,856
2,683	First Citizens BancShares, Inc. - Class A	3,840,178
141,679	First Horizon Corp.	1,931,085
84,196	First United Corp.	1,444,804
26,743	HomeTrust Bancshares, Inc.	650,122
39,098	Northrim BanCorp, Inc.	1,868,885
9,241	South State Corp.	717,748
		15,390,043
	Biotech & Pharmaceuticals - 1.03%
224,700	Cipher Pharmaceuticals, Inc. (a)(b)	633,894

	Cable and Other Subscription Programming - 1.17%
91,100	DISH Network Corp.(a)	722,423

	Chemicals - 2.50%
14,387	Innospec, Inc.	1,541,423

	Commercial Support Services - 1.10%
20,100	H&R Block, Inc.	675,561

	Consumer Services - 4.04%
71,884	Rent-A-Center, Inc.	2,489,343

	Entertainment Content - 2.98%
251,106	Lions Gate Entertainment Corp. - Class B (a)(c)	1,838,096

	Health Care Facilities & Services - 1.84%
23,384	Select Medical Holdings Corp.	701,754
5,801	Tenet Healthcare Corp. (a)	433,509
		1,135,263
	Home Construction - 0.39%
5,000	Taylor Morrison Home Corp. (a)	242,100

	Insurance - 2.80%
67,244	CNO Financial Group, Inc.	1,729,516

	Leisure Facilities & Services - 1.60%
77,954	Boston Pizza Royalties Income Fund (b)	985,177

	Leisure Products - 1.85%
54,884	JAKKS Pacific, Inc. (a)	1,143,783

	Metals & Mining - 0.92%
43,537	Sprott Physical Uranium Trust (a)(b)	565,900

	Oil & Gas Producers - 10.22%
181,238	Golar LNG Ltd. (a)	4,371,461
800	Gulfport Energy Corp. (a)	81,960
422,430	W&T Offshore, Inc. (a)	1,850,243
		6,303,664
	Oil & Gas Services & Equipment - 6.86%
449,355	CSI Compressco LP	507,771
59,165	Ranger Energy Services, Inc. (a)	621,232
690,298	TETRA Technologies, Inc. (a)	3,099,438
		4,228,441
	Other Transit and Ground Passenger Transportation - 1.26%
61,200	Lyft, Inc. (a)	777,852

	Specialty Finance - 3.00%
33,549	Enova International, Inc. (a)	1,848,214

	Technology Hardware - 5.82%
117,402	Comtech Telecommunications Corp.	1,192,804
182,693	Xperi, Inc. (a)	2,396,932
		3,589,736
	Technology Services - 11.40%
84,475	KBR, Inc.	5,194,368
15,110	Science Applications International Corp.	1,833,447
		7,027,815
	TOTAL COMMON STOCKS (Cost $34,084,833)	59,683,927

	REIT - 1.61%
	REIT: Industrial - 1.61%
16,937	Granite Real Estate Investment Trust	995,218
	TOTAL REIT (Cost $521,812)	995,218

	MONEY MARKET FUNDS - 1.62%
499,676	First American Government Obligations Fund, Institutional Class, 5.24% (d)	499,676
499,675	First American Treasury Obligations Fund, Institutional Class, 5.25% (d)	499,675
	TOTAL MONEY MARKET FUNDS (Cost $999,351)	999,351

	Total Investments in Securities (Cost $35,605,996) - 100.01%	61,678,496
	Liabilities in Excess of Other Assets - (0.01)%	(6,885)
	NET ASSETS - 100.00%	$61,671,611

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2023.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$3,338,371	$-	$-	$3,338,371
Consumer Discretionary	8,667,580	-	-	8,667,580
Energy	10,532,105	-	-	10,532,105
Financials	20,362,828	-	-	20,362,828
Health Care	1,769,157	-	-	1,769,157
Industrials	2,289,012	-	-	2,289,012
Materials	2,107,323	-	-	2,107,323
Technology	10,617,551	-	-	10,617,551
Total Common Stocks	59,683,927	-	-	59,683,927
REIT	995,218	-	-	995,218
Money Market Funds	999,351	-	-	999,351
Total Investments in Securities	$61,678,496	$-	$-	$61,678,496

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.